Capital lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aggregated time bands [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	€ 7,078	€ 9,842	€ 7,833
Minimum finance lease payments payable, at present value	6,809	9,164	7,395
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	2,876	3,179	2,400
Minimum finance lease payments payable, at present value	2,829	3,034	2,287
Between two and three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	3,398	5,017	3,640
Minimum finance lease payments payable, at present value	3,236	4,643	3,503
Between four and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	655	1,361	1,206
Minimum finance lease payments payable, at present value	604	1,269	1,057
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	149	285	587
Minimum finance lease payments payable, at present value	140	218	548
Less finance charges [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future finance charge on finance lease	(269)	(678)	(438)
Present value of minimum lease payments [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable, at present value	€ 6,809	€ 9,164	€ 7,395